Investment Objectives and Goals - PUTNAM GLOBAL INCOME TRUST	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks high current income.
Objective, Secondary [Text Block]	Preservation of capital and long-term total return are secondary objectives, but only to the extent consistent with the objective of seeking high current income.